Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event

NOTE 13 – SUBSEQUENT EVENT:

a.	On January 14, 2021, the Company entered into an ordinary share purchase agreement (Agreement) of up to $20 million of the Company’s ordinary shares, par value NIS 0.01 per share, with Aspire Capital Fund, LLC. The ordinary shares may be sold from time to time based on the Company’s notice to Aspire Capital over the 30-month term of the purchase Agreement.

b.	During January and February 2021 the Company issued 6,947,272 ordinary shares out of which (a) 4,861,906 shares issued from exercise of warrants; (b) 1,285,366 shares from the At-The-Market (ATM); and (c) sale of 800,000 shares to Aspire Capital Fund, LLC under the Agreement. The accumulated gross proceeds from the sale of the above shares is approximately $12,345 thousand.

Regarding the ATM sales the Company failed to file a prospectus supplement specifying details regarding such sales. This may have constituted a violation of Section 5 of the Securities Act and may give rise to liability under Section 12 of the Securities Act (which generally provides a rescission remedy for offers and sales of securities in violation of Section 5) as well as potential liability under the anti-fraud provisions of federal and state securities laws and state rescission laws.

In such event, anyone who acquired such ordinary shares would have a right to rescind the purchase. If all the shareholders who acquired ordinary shares demanded rescission, the maximum that the Company would be obligated to repay would be approximately $3,500 thousand, plus interest. Out of the $3,500 thousand, there was an identified buyer of approximately $1,900. That buyer has agreed to waive his rescission right and signed a respective waiver. The Securities Act generally requires that any claim brought for a violation of Section 5 of the Securities Act be brought within one year of the violation. Additionally, if it is determined that such sales did in fact violate the Securities Act, the Company may become subject to fines and penalties imposed by the SEC and state securities agencies. Management is evaluating the impact of this matter on the Company including the penalty to be recorded as such transactions occurred in 2021.